INVESTMENT IN JOINT VENTURE - Rollforward (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investment in joint venture
Beginning Balance - Investment in Joint Venture	$ 21,392
Equity share of loss	(2,887)	$ (464)
Incremental investment in JCU	800
Ending Balance - Investment in Joint Venture	$ 19,305	$ 21,392